PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property and Equipment
	Communication network		Computers and information systems	Optic fibers and related assets	Subscribers equipment and installations(1)	Property, leasehold improvements, furniture and equipment		Total
	New Israeli Shekels in millions
Cost
Balance at January 1, 2015	2,504		303	469	-	229		3,505
Additions in 2015	106	(1)	*	19	12	4		141
Disposals in 2015	423		39	2	*	30		494
Balance at December 31, 2015	2,187	(1)	264	486	12	203		3,152

Additions in 2016	51	(1)	17	22	17	9	(1)	116
Disposals in 2016	235		74			78		387
Balance at December 31, 2016	2,003	(1)	207	508	29	134	(1)	2,881

Additions in 2017	55		7	97	109	6		274
Disposals in 2017	165		60	1		3		229
Balance at December 31, 2017	1,893		154	604	138	137		2,926

Accumulated depreciation
Balance at January 1, 2015	1,379		178	151	-	136		1,844
Depreciation in 2015	270	(1)	45	34	1	26		376
Impairment charges (2)	5		7					12
Disposals in 2015	423		39	2		30		494
Balance at December 31, 2015	1,231	(1)	191	183	1	132		1,738

Depreciation in 2016	223	(1)	29	35	6	23		316
Disposals in 2016	230		74			76		380
Balance at December 31, 2016	1,224	(1)	146	218	7	79		1,674

Depreciation in 2017	204		22	36	24	15		301
Disposals in 2017	165		60	1		3		229
Balance at December 31, 2017	1,263		108	253	31	91		1,746

Carrying amounts, net

At December 31, 2015	956	(1)	73	303	11	71		1,414
At December 31, 2016	779	(1)	61	290	22	55	(1)	1,207
At December 31, 2017	630		46	351	107	46		1,180

(1) Reclassified
(2) See note 13(2)
(*) Representing an amount of less than 1 million.

Schedule of Depreciation Expense
	New Israeli Shekels
	Year ended December 31
	2015	2016	2017
	In millions
Cost additions include capitalization of salary and employee related expenses	30	29	33